Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued legal	$ 2,198	$ 2,198	$ 1,250
Accrued professional fees	0	60
Accrued professional fees		460	367
Accrued wages and benefits	980	251
Other accrued expenses and other current liabilities	565	666
Other accrued expenses and other current liabilities		517	545
Total accrued expenses and other current liabilities	$ 3,743	$ 3,175	$ 2,162